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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [ ];  Amendment Number:
                                               ---------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number: 28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

Signature                        Place                           Date of Signing


  /s/ Lloyd Appel                New York, New York              July 15, 2005
------------------------------   ------------------              ---------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                   -------------------------

Form 13F Information Table Entry Total:              42
                                        ------------------------------

Form 13F Information Table Value Total:              246,677
                                        ------------------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                       2
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                                                     FORM 13F INFORMATION TABLE
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          COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
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                                                                                                               VOTING AUTHORITY
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                           TITLE OF                  VALUE      SHRS OR PRN  SH/ PUT/ INVESTMENT   OTHER
       NAME OF ISSUER       CLASS        CUSIP      (X1000)       AMOUNT     PRN CALL DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                 SHS       m0861t100      6,709       577,400    SH         Sole                 577,400        0     0
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AMERICAN EXPRESS
COMPANY                      COM       025816109      1,065        20,000    SH         Sole                  20,000        0     0
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AMERICAN INTERNATIONAL
GROUP INC.                   COM       026874107        534         9,187    SH         Sole                   9,187        0     0
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ANTEON INTL CORP             COM       03674e108      5,265       115,400    SH         Sole                 115,400        0     0
------------------------------------------------------------------------------------------------------------------------------------
ARAMARK CORP CLASS B         CL B      038521100      8,496       321,800    SH         Sole                 321,800        0     0
------------------------------------------------------------------------------------------------------------------------------------
BEI TECHNOLOGIES INC.        COM       05538p104      7,991       299,500    SH         Sole                 299,500        0     0
------------------------------------------------------------------------------------------------------------------------------------
CENVEO INC.                  COM       15670s105      3,579       473,400    SH         Sole                 473,400        0     0
------------------------------------------------------------------------------------------------------------------------------------
CHARLES SCHWAB
CORP NEW                     COM       808513105      4,783       424,000    SH         Sole                 424,000        0     0
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CINCINNATI BELL INC.         COM       171871106         71        16,500    SH         Sole                  16,500        0     0
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CLOROX CO                    COM       189054109      6,764       121,400    SH         Sole                 121,400        0     0
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CROWN HOLDINGS INC           COM       228368106      9,632       676,900    SH         Sole                 676,900        0     0
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DST SYSTEMS INC-DEL          COM       233326107     14,400       307,700    SH         Sole                 307,700        0     0
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FIRST AMERICAN CORP          COM       318522307     10,605       264,200    SH         Sole                 264,200        0     0
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FREESCALE
SEMICONDUCTOR INC            CL B      35687m206         97         4,598    SH         Sole                   4,598        0     0
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GAYLORD ENTERTAINMENT
CO NEW                       COM       367905106      5,588       120,200    SH         Sole                 120,200        0     0
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GENERAL MILLS INC            COM       370334104      4,482        95,800    SH         Sole                  95,800        0     0
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GOODYEAR TIRE &
RUBBER CO                    COM       382550101     14,384       965,400    SH         Sole                 965,400        0     0
------------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC             SPON ADR    404280406      3,844        48,266                                     48,266
                             NEW
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                   COM       500255104      5,641       100,900    SH         Sole                 100,900        0     0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP
SER A NEW                 COM SER A    530718105      9,119       894,900    SH         Sole                 894,900        0     0
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LIFEPOINT
HOSPITASLS INC               COM       532191109      4,042        80,000    SH         Sole                  80,000        0     0
------------------------------------------------------------------------------------------------------------------------------------
M&T BANK CORP.                         55261f104      3,344        31,800                                     31,800
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTRONIC
MATERIALS INC.               COM       552715104      4,337       275,000    SH         Sole                 275,000        0     0
------------------------------------------------------------------------------------------------------------------------------------
METRO ONE
TELECOMMUNCIATIONS INC.      COM       59163f105         62        77,500    SH         Sole                  77,500        0     0
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC.                COM       620076109        760        41,646    SH         Sole                  41,646        0     0
------------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID INC        COM       651229106      9,536       400,000    SH         Sole                 400,000        0     0
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NII HOLDINGS INC             CL B      62913f201     10,467       163,700    SH         Sole                 163,700        0     0
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NORTEL NETWORKS CORP.        COM       656568102        109        41,823    SH         Sole                  41,823        0     0
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NOVARTIS AG-SPONSORED
ADR                        SPON ADR    66987v109      4,901       103,300    SH         Sole                 103,300        0     0
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OUTBACK STEAKHOUSE INC       COM       689899102      6,822       150,800    SH         Sole                 150,800        0     0
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SPRINT CORP                COM FON     852061100     10,613       423,000    SH         Sole                 423,000        0     0
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STANDARD & POORS
DEPOSITARY RECEIPTS       UNIT SER 1   78462f103     18,711       157,000    SH         Sole                 157,000        0     0
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SYNERON MEDICAL LTD        ORD SHS     m87245102      2,199        60,100    SH         Sole                  60,100        0     0
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TELEWEST GLOBAL INC          COM       87956t107      4,196       184,200    SH         Sole                 184,200        0     0
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THOMSON SPONSORED ADR      SPON ADR    885118109      1,796        75,000    SH         Sole                  75,000        0     0
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VALEANT
PHARMACEUTICALS INTL         COM       91911x104      4,240       240,500    SH         Sole                 240,500        0     0
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VERISIGN  INC                COM       92343e102     11,518       400,500    SH         Sole                 400,500        0     0
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                   CL B      925524308      4,496       140,400    SH         Sole                 140,400        0     0
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VIVENDI UNIVERSALE          SPON
SPONSORED ADR                ADR       92851s204      5,486       175,100    SH         Sole                 175,100        0     0
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VODAFDONE GROUP PLC         SPON
NEW SPONSORED ADR            ADR       92857w100        711        29,250    SH         Sole                  29,250        0     0
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WELLMAN INC.                 SPON
                             ADR       949702104      3,472       340,700    SH         Sole                 340,700        0     0
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WYETH COM                    COM       983024100     11,810       265,400    SH         Sole                 265,400        0     0
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                                                    246,677     9,714,170
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